Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000921082
Registrant Name	HIGHWOODS PROPERTIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES